Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Allowance for Doubtful Accounts Receivable	$ 2,047,603	$ 1,662,593
Temporary equity, par value (in dollars per share)	$ 1,000	$ 1,000
Temporary equity, shares authorized	112,500	112,500
Temporary equity, shares issued	89,114	64,047
Temporary equity, shares outstanding	89,114	64,047
Common stock, par value (in dollars per share)	$ 1.00	$ 1.00
Common stock, shares authorized	199,829	199,829
Common stock, shares issued	87,329	87,329	191,606
Common stock, shares outstanding	87,329	87,329	191,606